UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
JULY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.1%**
	Shares	Value
CONSUMER DISCRETIONARY — 12.9%
Cheesecake Factory	1,384	$65,851
Columbia Sportswear	2,404	145,634
Deckers Outdoor*	1,270	82,372
Gentex	5,214	88,742
Hasbro	945	100,057
LKQ*	2,802	96,837

		579,493

CONSUMER STAPLES — 6.3%
Pinnacle Foods	1,580	93,820
Sprouts Farmers Market*	4,483	107,906
US Foods Holding*	2,959	83,296

		285,022

ENERGY — 1.7%
Core Laboratories	742	74,593

FINANCIALS — 5.7%
Bank of the Ozarks	2,022	87,249
Umpqua Holdings	4,546	84,283
Zions Bancorporation	1,894	85,836

		257,368

HEALTH CARE — 18.0%
Acadia Healthcare*	2,306	122,056
Bio-Techne	865	100,262
Centene*	1,078	85,615
Edwards Lifesciences*	773	89,034
Envision Healthcare*	1,873	105,693
Jazz Pharmaceuticals*	549	84,332
Premier, Cl A*	2,713	94,684
STERIS	1,576	128,996

		810,672

INDUSTRIALS — 25.1%
Beacon Roofing Supply*	1,888	86,716
Dover	891	74,844
Dycom Industries*	979	88,698
Healthcare Services Group	2,469	129,005
Hubbell, Cl B	731	86,836
IDEX	628	73,187
KAR Auction Services	2,730	114,769
Kirby*	1,059	64,493
Middleby*	795	103,891
Stericycle*	1,049	80,857
WABCO Holdings*	772	106,204
Xylem	2,083	118,168

		1,127,668

INFORMATION TECHNOLOGY — 28.4%
ARRIS International*	2,822	78,903
CDW	1,093	69,329
Ciena*	4,081	105,086
CSRA	4,178	136,245
Electronics For Imaging*	2,770	134,567

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
JULY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Euronet Worldwide*	1,071	$103,469
Fabrinet*	2,261	101,768
FLIR Systems	2,357	87,963
IPG Photonics*	878	134,018
j2 Global	1,035	87,592
Microchip Technology	1,024	81,961
Microsemi*	1,085	56,506
Teradyne	2,798	96,783

		1,274,190

TOTAL COMMON STOCK (Cost $3,538,900)		4,409,006

SHORT-TERM INVESTMENT (A) — 1.8%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A, 0.850% (Cost $82,012)	82,012	82,012

TOTAL INVESTMENTS — 100.0% (Cost $3,620,912)†		$4,491,018

Percentages are based on Net Assets of $4,493,300.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes
(A)	The rate reported is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $3,620,912, and the unrealized appreciation and depreciation were $904,229 and $(34,123) respectively.
Cl	Class

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-003-2800

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.6%**
	Shares	Value
CONSUMER DISCRETIONARY — 14.8%
BJ’s Restaurants*	19,700	$695,410
Deckers Outdoor*	14,400	933,984
Dorman Products*	10,300	804,224
Five Below*	19,800	956,538
IMAX*	29,700	635,580
Party City Holdco*	55,700	777,015
Shutterfly*	17,900	877,816
Texas Roadhouse, Cl A	21,000	993,300
Winnebago Industries	18,200	669,760

		7,343,627

CONSUMER STAPLES — 5.5%
Calavo Growers	13,800	1,021,890
Snyder’s-Lance	19,600	681,884
Sprouts Farmers Market*	42,800	1,030,196

		2,733,970

ENERGY — 1.6%
Oil States International*	32,600	810,110

FINANCIALS — 6.5%
Banner	14,300	826,111
FirstCash	10,800	628,020
Glacier Bancorp	26,000	907,920
UMB Financial	12,400	863,784

		3,225,835

HEALTH CARE — 17.1%
Acadia Healthcare*	26,200	1,386,766
Eagle Pharmaceuticals*	9,600	471,840
Ensign Group	39,900	892,563
Globus Medical, Cl A*	39,200	1,205,400
HealthSouth	19,600	834,176
Natus Medical*	19,500	686,400
Omnicell*	20,600	1,021,760
Premier, Cl A*	26,800	935,320
Supernus Pharmaceuticals*	26,000	1,051,700

		8,485,925

INDUSTRIALS — 24.0%
Albany International, Cl A	19,600	1,048,600
Axon Enterprise*	31,900	784,421
Beacon Roofing Supply*	18,100	831,333
Dycom Industries*	9,700	878,820
Healthcare Services Group	26,000	1,358,500
Interface, Cl A	45,400	860,330
Mueller Water Products, Cl A	81,600	946,560
On Assignment*	26,200	1,290,350
REV Group	31,600	845,300
SPX FLOW*	22,400	794,304
Swift Transportation, Cl A*	36,000	918,000
Tetra Tech	28,000	1,328,600

		11,885,118

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — 27.8%
Acxiom*	48,300	$1,302,651
Advanced Energy Industries*	9,400	681,970
Blackhawk Network Holdings, Cl A*	21,900	955,935
Diebold	32,300	755,820
Electronics For Imaging*	26,200	1,272,796
EPAM Systems*	11,900	1,022,567
Fabrinet*	21,600	972,216
Integrated Device Technology*	41,200	1,076,968
Methode Electronics	19,000	755,250
Pegasystems	21,400	1,293,630
PTC*	17,500	965,825
Silicon Laboratories*	12,100	908,710
Super Micro Computer*	25,200	676,620
Tower Semiconductor*	43,800	1,145,370

		13,786,328

MATERIALS — 1.3%
Balchem	4,131	320,565
Sensient Technologies	4,535	337,223

		657,788

TOTAL COMMON STOCK (Cost $42,117,300)		48,928,701

SHORT-TERM INVESTMENT (A) — 1.6%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A 0.850% (Cost $802,253)	802,253	802,253

TOTAL INVESTMENTS— 100.2% (Cost $42,919,553)†		$49,730,954

Percentages are based on Net Assets of $49,633,532.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $42,919,553, and the unrealized appreciation and depreciation were $7,863,241 and $(1,051,840) respectively.
Cl	Class

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-2800

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.7%**
	Shares	Value
CONSUMER DISCRETIONARY — 17.7%
Capella Education	3,900	$267,930
Cavco Industries*	5,100	665,040
Del Taco Restaurants*	34,600	452,914
Fox Factory Holding*	24,500	942,025
Habit Restaurants, Cl A*	27,800	457,310
Lifetime Brands	31,856	603,671
Lindblad Expeditions Holdings*	24,200	242,242
Marcus	21,500	584,800
MarineMax*	29,100	435,045
MCBC Holdings*	37,200	688,200
Modine Manufacturing*	39,000	633,750
Motorcar Parts of America*	15,800	441,926
Nutrisystem	12,300	685,725
Unifi*	20,500	671,580
Universal Electronics*	9,500	650,275

		8,422,433

CONSUMER STAPLES — 3.3%
Farmer Brothers*	18,800	585,620
Hostess Brands, Cl A*	28,700	438,536
Inter Parfums	14,500	562,600

		1,586,756

FINANCIALS — 7.4%
Atlas Financial Holdings*	30,900	477,405
First Busey	16,400	479,536
Guaranty Bancorp	18,647	496,943
Guaranty Bancshares	9,470	287,983
Heritage Financial	28,300	769,760
People’s Utah Bancorp	19,013	528,561
State Bank Financial	16,800	461,160

		3,501,348

HEALTH CARE — 19.6%
Cambrex*	9,000	549,000
Cross Country Healthcare*	56,600	665,616
Cutera*	28,800	750,240
Exactech*	24,200	705,430
Inogen*	5,500	519,090
LeMaitre Vascular	19,700	710,579
MiMedx Group*	50,250	751,740
Natus Medical*	12,500	440,000
NeoGenomics*	82,400	778,680
Repligen*	17,500	704,725
Surmodics*	28,300	744,290
Tactile Systems Technology*	23,300	688,515
U.S. Physical Therapy	11,000	694,100
Vocera Communications*	23,200	632,664

		9,334,669

INDUSTRIALS — 26.1%
AAR	23,900	893,860
Air Transport Services Group*	40,300	981,708
Alamo Group	8,100	753,381

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Apogee Enterprises	10,100	$526,109
Armstrong Flooring*	23,800	413,168
Astronics*	11,047	323,124
CBIZ*	35,900	533,115
CRA International	11,000	426,910
ESCO Technologies	8,500	524,450
Exponent	10,300	671,560
GP Strategies*	21,500	615,975
InnerWorkings*	37,777	445,391
KeyW Holding*	59,100	521,853
Kornit Digital*	24,300	503,010
Lydall*	13,100	648,450
Quanex Building Products	28,400	610,600
RPX*	37,200	508,524
SP Plus*	15,700	513,390
Sterling Construction*	59,700	762,966
TPI Composites*	38,700	729,108
TriMas*	20,300	494,305

		12,400,957

INFORMATION TECHNOLOGY — 17.4%
Autobytel*	34,800	383,148
Brooks Automation	35,500	871,880
CalAmp*	35,100	670,410
Calix*	57,300	392,505
ePlus*	6,300	509,670
Fabrinet*	18,100	814,681
Ichor Holdings*	24,900	572,202
Mesa Laboratories	3,400	491,402
Perficient*	25,700	483,160
Photronics*	45,600	458,280
Silicom	10,600	573,354
Tower Semiconductor*	17,600	460,240
Virtusa*	23,400	775,710
WNS Holdings ADR*	24,516	847,028

		8,303,670

MATERIALS — 2.6%
Calgon Carbon	49,400	790,400
Materion	12,000	461,400

		1,251,800

TELECOMMUNICATION SERVICES — 2.6%
8x8*	31,900	405,130
Vonage Holdings*	125,600	830,216

		1,235,346

TOTAL COMMON STOCK (Cost $32,919,308)		46,036,979

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2017
(Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT (A) — 2.5%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A, 0.850% (Cost $1,187,923)	1,187,923	$1,187,923
TOTAL INVESTMENTS — 99.2% (Cost $34,107,231)†		$47,224,902

Percentages are based on Net Assets of $47,625,577.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $34,107,231, and the unrealized appreciation and depreciation were $13,792,569 and $(674,898), respectively.
ADR	American Depositary Receipt
Cl	Class

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-1400

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017